Pension Benefits (Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012
Net periodic pension cost
Service cost	$ 453		$ 373	$ 906		$ 746
Interest cost	291		299	582		598
Expected return on plan assets	(440)		(406)	(880)		(812)
Amortization of prior year service cost	(5)	[1]	(5)	(10)	[1]	(10)
Amortization of transition asset	(2)	[1]	(4)	(4)	[1]	(8)
Recognized net actuarial loss	341		262	682		524
Net periodic pension cost	$ 638		$ 519	$ 1,276		$ 1,038

[1]	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).